Shareholder Report, Holdings (Details)	Apr. 30, 2026
C000012166 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000012166 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	19.30%
C000012166 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000012166 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000012166 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000012166 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	22.90%
C000012166 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000012166 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000012166 | SectorUtilities
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000012166 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000012167 | SectorCommunication Services
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000012167 | SectorConsumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C000012167 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000012167 | SectorFinancials
Holdings [Line Items]
Percent of Net Asset Value	27.70%
C000012167 | SectorHealth Care
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C000012167 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C000012167 | SectorInformation Technology
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012167 | SectorReal Estate
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000012167 | Sector Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000012167 | SectorConsumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000012167 | SectorMaterials
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000126408 | Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000126408 | Asia
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000126408 | Europe
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000126408 | North America
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000126408 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000126408 | South America
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000126408 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126407 | Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000126407 | Asia
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000126407 | Europe
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000126407 | North America
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000126407 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000126407 | South America
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000126407 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000126409 | Africa
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000126409 | Asia
Holdings [Line Items]
Percent of Net Asset Value	46.60%
C000126409 | Europe
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000126409 | North America
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C000126409 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000126409 | South America
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000126409 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000133792 | Asia
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000133792 | Europe
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000133792 | North America
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000133792 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133792 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000133792 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000133791 | Asia
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000133791 | Europe
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000133791 | North America
Holdings [Line Items]
Percent of Net Asset Value	61.10%
C000133791 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000133791 | South America
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000133791 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163311 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163311 | Asia
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000163311 | Europe
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000163311 | North America
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000163311 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163311 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163311 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163310 | Africa
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163310 | Asia
Holdings [Line Items]
Percent of Net Asset Value	36.80%
C000163310 | Europe
Holdings [Line Items]
Percent of Net Asset Value	37.40%
C000163310 | North America
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000163310 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000163310 | South America
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000163310 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000163314 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163314 | Asia
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000163314 | Europe
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000163314 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000163314 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000163314 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163314 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000163313 | Africa
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000163313 | Asia
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000163313 | Europe
Holdings [Line Items]
Percent of Net Asset Value	43.90%
C000163313 | North America
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000163313 | Oceania
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000163313 | South America
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000163313 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000246320 | Asia
Holdings [Line Items]
Percent of Net Asset Value	21.70%
C000246320 | Europe
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C000246320 | North America
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000246320 | Country Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	2.60%